Note 11 - Equity and Stock-based Compensation - Warrants to Service Providers, Activity (Details) - Warrants Issued for Services [Member] - $ / shares	4 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2015
Outstanding (in shares)	406,364
Outstanding, weighted-average exercise price (in dollars per share)	$ 0.67
Outstanding, weighted-average remaining contractual term (Year)		3 years 109 days
Granted (in shares)
Exercised (in shares)
Forfeited or expired (in shares)	(406,364)
Forfeited or expired, weighted-average exercise price (in dollars per share)	$ 0.67
Outstanding (in shares)		406,364
Outstanding, weighted-average exercise price (in dollars per share)		$ 0.67
Exercisable (in shares)
Exercisable, weighted-average exercise price (in dollars per share)
Exercisable, weighted-average remaining contractual term (Year)